Pay vs Performance Disclosure	12 Months Ended
	May 31, 2026 USD ($)	May 31, 2025 USD ($)	May 31, 2024 USD ($)	May 31, 2023 USD ($)	May 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Commission rules adopted in 2022 pursuant to the Dodd-Frank Act require most companies with publicly traded stock in the United States to describe the relationship between compensation actually paid (“CAP”) to their named executive officers, as calculated in accordance with the Commission’s rules, and the Company’s performance represented by total stockholder return (“TSR”), net income and a Company-selected financial performance measure.
To determine the executive compensation that is “actually paid” for the principal executive officer (the “PEO”) and non-PEO
named executive officers
(“non-PEO
NEOs”) in a given year, companies are required to make certain adjustments to the total executive compensation reported in the summary compensation table (“SCT”) for pension and equity awards that are calculated in accordance with U.S. GAAP.
For the pension adjustment, the aggregate change in the pension value as reflected in the SCT is deducted and the service cost and prior service cost for the year is included.
For equity awards, the grant date value as reported in the SCT is subtracted and a new value is added, which is calculated as follows: the year-end
fair value of awards granted in the current fiscal year plus or minus the annual change in fair value as of the year-end
for any unvested awards or as of vesting for awards vested in the current year.
We disclose below pay versus performance information, including the relationship between CAP, as calculated in accordance with the Commission’s rules, and Company performance.

Fiscal Year (a)	Summary Compensation Table Total for PEO (1) (b)	Compensation Actually Paid to PEO (1)(2) (c)	Average Summary Compensation Table Total for non-PEO NEOs (1) (d)	Average Compensation Actually Paid to non-PEO NEOs (1)(2) (e)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ millions) (h)	Adjusted EBIT Margin % (4) (i)
					Total Stockholder Return (f)	Peer Group Total Stockholder Return (3) (g)

2026	$11,133,668	$ 7,264,873	$3,322,594	$2,601,542	$124	$ 91	$662	13.0%

2025	$11,158,125	$ 9,932,501	$2,164,882	$1,879,064	$131	$101	$690	13.2%

2024	$11,742,464	$17,696,905	$2,736,524	$3,264,453	$127	$103	$589	12.8%

2023	$ 6,409,875	$ 2,455,691	$1,896,793	$ 899,192	$ 89	$ 83	$480	11.6%

2022	$ 9,053,579	$ 7,302,470	$1,823,206	$1,182,894	$ 96	$ 90	$492	10.6%

(1)
The PEO for fiscal 2026, fiscal 2025, fiscal 2024, fiscal 2023 and fiscal 2022 was Mr. Sullivan, the Chief Executive Officer. In fiscal 2026, the non-PEO
NEOs were Messrs. Dennsteadt, Gordon and Kinser and Ms. Kastner. In fiscal 2025, the non-PEO
NEOs were Messrs. Gordon, Moore and Kinser and Mses. Kastner and Crandall. In fiscal 2024 and fiscal 2023, the non-PEO
NEOs were Messrs. Gordon, Moore and Kinser and Ms. Kastner. In fiscal 2022, the non-PEO
NEOs were Messrs. Gordon, Moore, Kinser and Michael Sullivan and Ms. Kastner.

(2)
The following amounts were deducted from/added to Summary Compensation Table: total compensation in accordance with the Commission-mandated adjustments to calculate CAP to the Company’s PEO and average CAP to the Company’s non-PEO
NEOs. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

PEO SCT Total to CAP Reconciliation

Fiscal Year	2026	2025	2024	2023	2022

SCT Total	$11,133,668	$11,158,125	$11,742,464	$6,409,875	$9,053,579

Deduction for Amounts Reported in the “Stock Awards” and “Option Awards” columns in the SCT for Applicable Fiscal Year	($7,860,216)	($8,147,939)	($8,771,674)	($4,010,379)	($6,837,192)

Increase in Fair Value of Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year-End, Determined as of Applicable Fiscal Year-End	$10,938,860	$10,911,738	$9,735,281	$5,376,078	$8,879,834

Increase in Fair Value of Awards Granted During Applicable Fiscal Year that Vested During Applicable Fiscal Year, Determined as of Vesting Date	$0	$0	$0	$0	$0

Change in Fair Value of Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year-End, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Applicable Fiscal Year-End	($6,788,168)	($4,340,922)	$6,419,742	($4,697,588)	($3,146,909)

Change in Fair Value of Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Vesting Date	($386,539)	$31,248	($1,925,120)	($1,055,939)	($1,090,453)

Reduction of Fair Value of Awards Granted During Prior Fiscal Year that were Forfeited During Applicable Fiscal Year, Determined as of Prior Fiscal Year-End	$0	$0	$0	$0	$0

Increase Based on Dividends or Other Earnings Paid During Applicable Fiscal Year Prior to Vesting Date	$337,105	$414,960	$538,387	$450,583	$411,565

Increase Based on Incremental Fair Value of Options/SARs Modified During Applicable Fiscal Year	$0	$0	$0	$0	$0

Reduction for Values Reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT for Applicable Fiscal Year	($141,823)	($127,717)	($75,246)	($46,539)	$0

Increase for Service Cost and, if Applicable, Prior Service Cost for Pension Plans	$31,985	$33,008	$33,071	$29,601	$32,045

Total Adjustments	($3,868,795)	($1,225,624)	$5,954,441	($3,954,184)	($1,751,109)

CAP	$7,264,873	$9,932,501	$17,696,905	$2,455,691	$7,302,470

Non-PEO
NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2026	2025	2024	2023	2022

Average SCT Total	$3,322,594	$2,164,882	$2,736,524	$1,896,793	$1,823,206

Deduction for Amounts Reported in the “Stock Awards” and “Option Awards” columns in the SCT for Applicable Fiscal Year	($1,968,974)	($1,150,468)	($1,550,870)	($945,943)	($933,522)

Increase in Fair Value of Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year-End, Determined as of Applicable Fiscal Year-End	$2,501,562	$1,404,162	$1,836,098	$809,213	$1,087,721

Increase in Fair Value of Awards Granted During Applicable Fiscal Year that Vested During Applicable Fiscal Year, Determined as of Vesting Date	$0	$58,515	$0	$0	$131,758

Change in Fair Value of Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year-End, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Applicable Fiscal Year-End	($1,191,909)	($627,030)	$711,107	($790,281)	($461,164)

Change in Fair Value of Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Vesting Date	($52,154)	$10,948	($538,676)	($147,791)	($549,062)

Reduction of Fair Value of Awards Granted During Prior Fiscal Year that were Forfeited During Applicable Fiscal Year, Determined as of Prior Fiscal Year-End	$0	$0	$0	$0	$0

Increase Based on Dividends or Other Earnings Paid During Applicable Fiscal Year Prior to Vesting Date	$59,746	$55,148	$88,413	$74,626	$54,300

Increase Based on Incremental Fair Value of Options/SARs Modified During Applicable Fiscal Year	$0	$0	$0	$0	$0

Reduction for Values Reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT for Applicable Fiscal Year	($102,226)	($64,224)	($51,392)	($22,684)	$0

Increase for Service Cost and, if Applicable, Prior Service Cost for Pension Plans	$32,903	$27,130	$33,250	$25,260	$29,657

Total Adjustments	($721,052)	($285,818)	$527,929	($997,600)	($640,312)

Average CAP	$2,601,542	$1,879,064	$3,264,453	$899,192	$1,182,894

(3)
The Peer Group Index is comprised of Akzo Nobel N.V., Axalta Coating Systems Ltd., Carlisle Companies Inc., H.B. Fuller Company, Masco Corporation, PPG Industries, Inc., The Sherwin-Williams Company and Sika AG.

(4)
Adjusted EBIT Margin % is a
non-GAAP
measure. EBIT is defined as earnings (loss) before interest and taxes, and Adjusted EBIT excludes certain items that are not indicative of the Company’s ongoing operations. See the Company’s July 22, 2026 Current Report on Form
8-K
and Annual Report on Form
10-K
for details. Adjusted EBIT Margin % is calculated for the periods presented by dividing Adjusted EBIT by revenues.

Company Selected Measure Name	Adjusted EBIT Margin %
Named Executive Officers, Footnote	In fiscal 2026, the
non-PEO
NEOs were Messrs. Dennsteadt, Gordon and Kinser and Ms. Kastner. In fiscal 2025, the non-PEO
NEOs were Messrs. Gordon, Moore and Kinser and Mses. Kastner and Crandall. In fiscal 2024 and fiscal 2023, the non-PEO
NEOs were Messrs. Gordon, Moore and Kinser and Ms. Kastner. In fiscal 2022, the non-PEO
	NEOs were Messrs. Gordon, Moore, Kinser and Michael Sullivan and Ms. Kastner.
Peer Group Issuers, Footnote	The Peer Group Index is comprised of Akzo Nobel N.V., Axalta Coating Systems Ltd., Carlisle Companies Inc., H.B. Fuller Company, Masco Corporation, PPG Industries, Inc., The Sherwin-Williams Company and Sika AG.
PEO Total Compensation Amount	$ 11,133,668	$ 11,158,125	$ 11,742,464	$ 6,409,875	$ 9,053,579
PEO Actually Paid Compensation Amount	$ 7,264,873	9,932,501	17,696,905	2,455,691	7,302,470
Adjustment To PEO Compensation, Footnote
(2)
The following amounts were deducted from/added to Summary Compensation Table: total compensation in accordance with the Commission-mandated adjustments to calculate CAP to the Company’s PEO and average CAP to the Company’s non-PEO
NEOs. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

PEO SCT Total to CAP Reconciliation

Fiscal Year	2026	2025	2024	2023	2022

SCT Total	$11,133,668	$11,158,125	$11,742,464	$6,409,875	$9,053,579

Deduction for Amounts Reported in the “Stock Awards” and “Option Awards” columns in the SCT for Applicable Fiscal Year	($7,860,216)	($8,147,939)	($8,771,674)	($4,010,379)	($6,837,192)

Increase in Fair Value of Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year-End, Determined as of Applicable Fiscal Year-End	$10,938,860	$10,911,738	$9,735,281	$5,376,078	$8,879,834

Increase in Fair Value of Awards Granted During Applicable Fiscal Year that Vested During Applicable Fiscal Year, Determined as of Vesting Date	$0	$0	$0	$0	$0

Change in Fair Value of Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year-End, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Applicable Fiscal Year-End	($6,788,168)	($4,340,922)	$6,419,742	($4,697,588)	($3,146,909)

Change in Fair Value of Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Vesting Date	($386,539)	$31,248	($1,925,120)	($1,055,939)	($1,090,453)

Reduction of Fair Value of Awards Granted During Prior Fiscal Year that were Forfeited During Applicable Fiscal Year, Determined as of Prior Fiscal Year-End	$0	$0	$0	$0	$0

Increase Based on Dividends or Other Earnings Paid During Applicable Fiscal Year Prior to Vesting Date	$337,105	$414,960	$538,387	$450,583	$411,565

Increase Based on Incremental Fair Value of Options/SARs Modified During Applicable Fiscal Year	$0	$0	$0	$0	$0

Reduction for Values Reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT for Applicable Fiscal Year	($141,823)	($127,717)	($75,246)	($46,539)	$0

Increase for Service Cost and, if Applicable, Prior Service Cost for Pension Plans	$31,985	$33,008	$33,071	$29,601	$32,045

Total Adjustments	($3,868,795)	($1,225,624)	$5,954,441	($3,954,184)	($1,751,109)

CAP	$7,264,873	$9,932,501	$17,696,905	$2,455,691	$7,302,470

Non-PEO NEO Average Total Compensation Amount	$ 3,322,594	2,164,882	2,736,524	1,896,793	1,823,206
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,601,542	1,879,064	3,264,453	899,192	1,182,894
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following amounts were deducted from/added to Summary Compensation Table: total compensation in accordance with the Commission-mandated adjustments to calculate CAP to the Company’s PEO and average CAP to the Company’s non-PEO
NEOs. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

Non-PEO
NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2026	2025	2024	2023	2022

Average SCT Total	$3,322,594	$2,164,882	$2,736,524	$1,896,793	$1,823,206

Deduction for Amounts Reported in the “Stock Awards” and “Option Awards” columns in the SCT for Applicable Fiscal Year	($1,968,974)	($1,150,468)	($1,550,870)	($945,943)	($933,522)

Increase in Fair Value of Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year-End, Determined as of Applicable Fiscal Year-End	$2,501,562	$1,404,162	$1,836,098	$809,213	$1,087,721

Increase in Fair Value of Awards Granted During Applicable Fiscal Year that Vested During Applicable Fiscal Year, Determined as of Vesting Date	$0	$58,515	$0	$0	$131,758

Change in Fair Value of Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year-End, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Applicable Fiscal Year-End	($1,191,909)	($627,030)	$711,107	($790,281)	($461,164)

Change in Fair Value of Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Vesting Date	($52,154)	$10,948	($538,676)	($147,791)	($549,062)

Reduction of Fair Value of Awards Granted During Prior Fiscal Year that were Forfeited During Applicable Fiscal Year, Determined as of Prior Fiscal Year-End	$0	$0	$0	$0	$0

Increase Based on Dividends or Other Earnings Paid During Applicable Fiscal Year Prior to Vesting Date	$59,746	$55,148	$88,413	$74,626	$54,300

Increase Based on Incremental Fair Value of Options/SARs Modified During Applicable Fiscal Year	$0	$0	$0	$0	$0

Reduction for Values Reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT for Applicable Fiscal Year	($102,226)	($64,224)	($51,392)	($22,684)	$0

Increase for Service Cost and, if Applicable, Prior Service Cost for Pension Plans	$32,903	$27,130	$33,250	$25,260	$29,657

Total Adjustments	($721,052)	($285,818)	$527,929	($997,600)	($640,312)

Average CAP	$2,601,542	$1,879,064	$3,264,453	$899,192	$1,182,894

Compensation Actually Paid vs. Total Shareholder Return
As shown in the chart below, the PEO’s CAP and the
Non-PEO
NEOs’ Average CAP amounts are aligned with the Company’s TSR for the periods presented which reflects the Company’s weighting toward equity incentives, which are tied directly to stock price and the Company’s financial performance.

Compensation Actually Paid vs. Net Income	The chart below shows the PEO’s CAP and the Non-PEO NEOs’ Average CAP amounts and the Company’s net income for the periods presented.
Compensation Actually Paid vs. Company Selected Measure
The chart below compares the PEO’s CAP and the other
non-PEO
NEOs’ Average CAP to the Company’s selected measure, Adjusted EBIT Margin % and indicates that there is a strong relationship between EBIT Margin % and CAP. This is primarily due to the Company’s use of equity incentives, the value of which is tied directly to stock price and the Company’s financial performance.

Total Shareholder Return Vs Peer Group
As shown in the chart below, the PEO’s CAP and the
Non-PEO
NEOs’ Average CAP amounts are aligned with the Company’s TSR for the periods presented which reflects the Company’s weighting toward equity incentives, which are tied directly to stock price and the Company’s financial performance.

Tabular List, Table
Tabular List of Financial Performance Measures
The five items listed below represent the most important performance metrics the Company uses to determine CAP for fiscal 2026.

Most Important Performance Measures

• Adjusted EBIT Margin % • Revenue Growth • Working Capital Ratio • Gross Profit Margin • Selling, General and Administrative Expenses

Total Shareholder Return Amount	$ 124	131	127	89	96
Peer Group Total Shareholder Return Amount	91	101	103	83	90
Net Income (Loss)	$ 662,000,000	$ 690,000,000	$ 589,000,000	$ 480,000,000	$ 492,000,000
Company Selected Measure Amount	0.13	0.132	0.128	0.116	0.106
PEO Name	Mr. Sullivan	Mr. Sullivan	Mr. Sullivan	Mr. Sullivan	Mr. Sullivan
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBIT Margin %
Non-GAAP Measure Description	Adjusted EBIT Margin % is a
non-GAAP
measure. EBIT is defined as earnings (loss) before interest and taxes, and Adjusted EBIT excludes certain items that are not indicative of the Company’s ongoing operations. See the Company’s July 22, 2026 Current Report on Form
8-K
and Annual Report on Form
10-K
	for details. Adjusted EBIT Margin % is calculated for the periods presented by dividing Adjusted EBIT by revenues.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Working Capital Ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Gross Profit Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Selling, General and Administrative Expenses
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,868,795)	$ (1,225,624)	$ 5,954,441	$ (3,954,184)	$ (1,751,109)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,860,216)	(8,147,939)	(8,771,674)	(4,010,379)	(6,837,192)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,938,860	10,911,738	9,735,281	5,376,078	8,879,834
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,788,168)	(4,340,922)	6,419,742	(4,697,588)	(3,146,909)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(386,539)	31,248	(1,925,120)	(1,055,939)	(1,090,453)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	337,105	414,960	538,387	450,583	411,565
PEO | Reduction of Fair Value of Awards Granted During Prior Fiscal Year that were Forfeited During Applicable Fiscal Year Determined as of Prior Fiscal YearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Increase Based on Incremental Fair Value of Options SARs Modified During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Reduction for Values Reported in Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of the SCT for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(141,823)	(127,717)	(75,246)	(46,539)	0
PEO | Increase for Service Cost and if Applicable Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,985	33,008	33,071	29,601	32,045
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(721,052)	(285,818)	527,929	(997,600)	(640,312)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,968,974)	(1,150,468)	(1,550,870)	(945,943)	(933,522)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,501,562	1,404,162	1,836,098	809,213	1,087,721
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	58,515	0	0	131,758
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,191,909)	(627,030)	711,107	(790,281)	(461,164)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(52,154)	10,948	(538,676)	(147,791)	(549,062)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	59,746	55,148	88,413	74,626	54,300
Non-PEO NEO | Reduction of Fair Value of Awards Granted During Prior Fiscal Year that were Forfeited During Applicable Fiscal Year Determined as of Prior Fiscal YearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Increase Based on Incremental Fair Value of Options SARs Modified During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Reduction for Values Reported in Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of the SCT for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(102,226)	(64,224)	(51,392)	(22,684)	0
Non-PEO NEO | Increase for Service Cost and if Applicable Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 32,903	$ 27,130	$ 33,250	$ 25,260	$ 29,657